Expense Example, No Redemption - Ashmore Emerging Markets Local Currency Bond Fund	Institutional 1 year	Institutional 3 years	Institutional 5 years	Institutional 10 years	Class A 1 year	Class A 3 years	Class A 5 years	Class A 10 years	Class C 1 year	Class C 3 years	Class C 5 years	Class C 10 years
USD ($)	99	422	768	1,745	519	879	1,263	2,338	200	728	1,283	2,796